7 Trade Accounts Receivable	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade Accounts Receivable
7	Trade Accounts Receivable

	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2020	12.31.2019
Customers
Residential	388,190	211,050	40,184	639,424	579,715
Industrial	213,229	21,048	78,025	312,302	298,719
Commercial	255,691	51,502	28,246	335,439	363,986
Rural	87,666	21,676	309	109,651	103,271
Public Entities	32,687	1,646	3,037	37,370	55,847
Public lighting	42,319	4,296	-	46,615	38,523
Public service	40,856	658	298	41,812	44,983
Unbilled - captives	583,209	-	-	583,209	516,203
Energy installments plan - captives (7.1)	206,170	20,011	65,666	291,847	204,192
Low income subsidy - Eletrobras	13,783	-	-	13,783	12,174
Free consumers	161,273	1,613	900	163,786	132,756
Other receivables	62,362	23,105	82,803	168,270	148,375
	2,087,435	356,605	299,468	2,743,508	2,498,744
Concessionaires, Permission holder and Trading Companies
Bilateral contracts	265,432	-	-	265,432	191,463
Regulated contracts	162,290	1,792	6,869	170,951	159,492
CCEE (7.2)	533,223	16	119,665	652,904	315,712
Energy suplies	960,945	1,808	126,534	1,089,287	666,667
Charges from using transmission grid	271,008	1,396	9,104	281,508	215,582
.
Telecommunications	-	-	-	-	67,304
Gas distribution	56,862	1,342	12,724	70,928	111,026
Expected credit losses (7.3)	(7,610)	(11,964)	(345,977)	(365,551)	(376,756)
	3,368,640	349,187	101,853	3,819,680	3,182,567
Current				3,768,242	3,120,168
Noncurrent				51,438	62,399
7.1	Energy installments plan

The trade accounts receivable renegotiated are discounted to present value as of December 31, 2020, taking into consideration the future value, the maturity dates, the dates of settlement and the discount rate ranging from 0.49% to 2.89% p.m.

7.2	Electricity Trading Chamber - CCEE

Balance receivable deriving from the positive position in the monthly settlement of the spot market centralized by CCEE. Amounts are received in the second month following the recognition of revenue or offset against future settlements when the result is negative for the subsidiary.

Of the total presented, R$119,665 refer to the controversial portion resulting from the effects of the injunction for exclusion of responsibility of Colíder HPP. As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. The Company is contesting in court, filing a request for exclusion of liability so that the mandatory supply of energy contracted by the plant, in the period in delay, is postponed. Expected credit losses were recorded in the same amount as the receivable balance, as presented in Note 7.3 .

Copel GeT filed an administrative request for the exclusion of liability at ANEEL, which was denied, and subsequently, at 12.18.2017, it filed an ordinary lawsuit with request for advance protection with the Court, requesting the reversal of the agency's decision. On April 6, 2018, the Federal Court of the 1st Region fully granted the preliminary injunction applied for in the interlocutory appeal to suspend the enforcement of any burden or penalty to Copel as a result of noncompliance with the deadlines originally provided for in the Concession Agreement until a final unappelable ruling is rendered. The main action is pending judgment on merits.

The contracted energy of the plant is 125 MW mean. For overdue periods the contract was fulfilled as described below:

- From January 2015 to May 2016, with suspension of energy delivery by operation because of the injunction obtained by Management;

- In June 2016, with partial reduction through a bilateral agreement and suspended remaining balance due to the court injunction;

- From July 2016 to December 2018, with reduction of all supply contracts of the CCEARs - Energy Trading Agreement in the Regulated Environment, through a bilateral agreement and participation in the New Energy and Decrease Clearing Facility ("Mecanismo de Compensação de Sobras e Déficits de Energia Nova - MCSD-EN"); and

- From January to March 2019, the firmed contracts in the regulated environment became effective again, however, energy supply continued suspended, in light of the injunction obtained. As of March 9, 2019, the plant started commercial production of its first generating unit.

Due to the fact it is awaiting a decision on the merits of the lawsuit, in the period in delay of the plant, the Company recognized in the income for the years revenue limited to the financial covenants of the agreement and the regulatory rules, as well as the cost of energy to cover the contractual guarantee.

7.3	Expected credit losses

	Balance as of	Additions /	Reversal	Balance as of	Additions /	Reversal	Reclassi-	Balance as of
	January 1, 2019	(Reversals)	of write offs	December 31, 2019	(Reversals)	of write offs	fication (a)	December 31, 2020
Customers
Residential	21,722	71,794	(51,692)	41,824	65,937	(60,365)	-	47,396
Industrial	87,197	33,772	(23,015)	97,954	22,487	(31,575)	-	88,866
Commercial	69,717	27,866	(26,658)	70,925	29,092	(31,294)	-	68,723
Rural	3,810	1,499	(1,920)	3,389	4,788	(4,240)	-	3,937
Public Entities	4,874	435	(419)	4,890	9	(1,815)	-	3,084
Public lighting	120	(117)	-	3	20	(15)	-	8
Public service	199	145	(79)	265	124	(246)	-	143
Unbilled	1,502	(322)	-	1,180	409	-	-	1,589
Adjustment to present value	(2,883)	1,442	-	(1,441)	791	-	-	(650)
	186,258	136,514	(103,783)	218,989	123,657	(129,550)	-	213,096
Concessionaires, Permission holder and Trading Companies
CCEE (7.2)	119,665	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	9,474	11,608	(657)	20,425	392	(284)	-	20,533
	129,139	11,608	(657)	140,090	392	(284)	-	140,198
Telecommunications	3,879	13,292	(12,022)	5,149	3,609	(6,260)	(2,498)	-
Gas distribution	12,112	1,063	(647)	12,528	238	(509)	-	12,257
	331,388	162,477	(117,109)	376,756	127,896	(136,603)	(2,498)	365,551

(a) Reclassification to Assets classified as held for sale (Note 40).